BABSON
TAX-FREE
INCOME
FUND

Semiannual Report
December 31, 1996

JONES & BABSON
MUTUAL FUNDS


MESSAGE
TO OUR SHAREHOLDERS

For the six month period ended December 31, 1996, total investment returns (price change and reinvested distributions) for Babson Tax-Free Income Fund were 4.59% for Portfolio L and 3.12% for Portfolio S. Portfolio MM's price remained at $1.00 and provided a return of 1.49% for the same period. Some income from the fund may be subject to the federal Alternative Minimum Tax as well as state and local taxes.

Conflicting data concerning the economy's strength whipsawed investors during the past six months, pushing bond prices up and down. Reports indicating that business activity continued above trend added to expectations that the Federal Reserve would tighten monetary policy. Conversely, other economic releases indicated a slowing economy and no need for the Fed to take action. The September decision not to raise rates was well received by the financial markets and reflected the belief that the economy was slowing then sufficiently to offset the risk of accelerating inflation.

The late summer and fall rally in the bond market continued into the fourth quarter. However, in December the market sold off, relinquishing a good portion of the gains from the previous few months. The reversal in market sentiment and upward move in rates reflected investor concerns that the Fed might alter policy because it appeared that the slowdown in consumer spending seen in the third quarter was ending, fear that strong demand for dollar assets by foreign investors would dissipate in 1997 and worries about rising oil prices.

The market was further rattled when Federal Reserve Chairman, Alan Greenspan, warned market participants about the "irrational exuberance" of the stock market. This led to speculation that the Fed was also getting anxious about a growing speculative bubble and that it might try to counter it by raising short-term rates.

Although the December activity jolted the fixed income markets, interest rates ended the six month period at levels lower than those that existed at mid-1996. As a result, municipals underperformed. This was to be expected since the reduced liquidity of municipals versus Treasuries usually results in tax-frees lagging movements in the taxable bond markets. However, for all of 1996, municipals outperformed taxable alternatives.

Aiding municipals were fading concerns that legislators would press for radical tax reform such as a flat or consumption-based tax. Either one of those options would most probably have caused the attractiveness of tax-free securities to diminish. Additionally, credit quality has been generally healthy due to continuing economic growth and improving fiscal conditions in most parts of the country. In fact, general fund balances for the last two fiscal years have registered the healthiest levels since 1980.

The yield differential between lower and higher quality tax-free securities remained modest during the last six months, continuing to highlight the weak argument for reaching for yield. In addition to the relatively low interest rate environment and modest supply, the strong presence of insurance in the marketplace has also been responsible for the tight quality spreads. Since approximately half of the new issues have been priced with insurance included, thereby receiving a AAA rating and a lower yield, investors have generally bid up the prices of lesser rated securities, thus lowering their yields.

Due to the existing environment of moderate new issuance and tight quality spreads, opportunities to take advantage of market inefficiencies were limited over the period. However, we were able to pick-up yield by focusing on supply/demand imbalances. Accordingly, we sold certain sought after issues from states that levy relatively high state income taxes and reinvested the proceeds in issues from states with lower tax burdens, where somewhat less demand and higher yields occurred.

At December 31, 1996, the average maturities of Portfolio L, S and MM were 14 years, 5 years and 31 days, respectively. The Fund's three portfolios offer shareholders the opportunity to invest in the types of securities which closely meet their individual requirements. They also make it possible to exchange assets among different portfolios without cost, as investment objectives and the market environment change.

We continue the policy of owning high quality issues in sectors of the market which we believe offer the best value at a particular time. This provides a favorable risk and return balance for shareholders.

Sincerely,


/s/Larry D. Armel
Larry D. Armel
President


Tables indicating Quality Ratings and Market Sector Diversification of D.L. Babson Tax-Free Income Fund are shown below:

Quality Ratings

                        Portfolio       Portfolio       Portfolio
                        L               S               MM
Aaa                     58%             59%             77%
Aa                      21              11              23
A                       13              14              0
Lower                   8               16              0
    TOTAL               100%            100%            100%
Source: Moody's


Market Sector Diversification

                                Portfolio       Portfolio       Portfolio
                                L               S               MM
Bonds Collateralized by
  U.S. Government Securities     9%              8%              0%
General Obligations             33              32               6
Variable Rate Demand Bonds
  and Notes                      0               0              77
Tax-Exempt Commercial Paper      0               0              17
Revenue:
 Electric                        8              14               0
 Housing and Housing
   Finance Agencies              7               9               0
 Pollution Control               0               0               0
 Water and Sewer                10               4               0
 Industrial Development          0               2               0
 Education                      12               0               0
 Transportation                  2              14               0
 Hospital                       17              17               0
 Aviation                        2               0               0
   TOTAL                       100%            100%            100%


STATEMENT OF NET ASSETS
December 31, 1996 (unaudited)

PORTFOLIO L - LONGER TERM

<CATPION>

                                                         PRINCIPAL     MARKET
STATE/TERRITORY         DESCRIPTION                      AMOUNT        VALUE
[/CAPTION]
ARIZONA
Maricopa Cnty Unified School Dist #48
        (Scottsdale),
        9.25%, due July 1, 2007                         $   500,000    $    674,375

ARKANSAS
Arkansas GO, Series B,
        0.00%, due June 1, 2010                           1,000,000         471,250

CALIFORNIA
California Health Fac Auth Rev
        (Kaiser Permanente Medical)
	(Call 10/1/01 @ 101),
        5.45%, due October 1, 2013                          250,000         245,937
Santa Monica-Malibu Unified School Dist GO
        (Public School Fac Reconstruction)
        Series A (Call 8/1/01 @ 102),
        6.90%, due August 1, 2012                           500,000         543,125
Santa Rosa Water Rev Ref (FGIC Ins) Series B
	(Call 9/1/02 @ 101.5), O.I.D.,
        6.00%, due September 1, 2015                        500,000         537,500
Univ of California Rev (Call 7/1/06 @ 101),
        5.75%, due July 1, 2013                           1,000,000       1,025,000

COLORADO
Adams Cnty School Dist #12 Thornton Rev Ref
        (FGIC Ins)
	(Call 12/15/03 @ 100), O.I.D.,
        6.20%, due December 15, 2010                        500,000         530,625
Denver City & Cnty School Dist #1 GO,
        Series A (Call 12/1/04 @ 101),
        O.I.D., 5.125%, due December 1, 2012                500,000         479,375

DIST OF COLUMBIA
Dist of Columbia GO, Series A,
        5.75%, due June 1, 2003                             500,000         501,875
FLORIDA
Dade Cnty Special Obligation (AMBAC Ins Cabs)
	(Call 10/1/08 @ 30.8464),
        0.00%, due October 1, 2027                         1,000,000        152,500
Palm Beach Cnty Airport Sys Rev Ref
        (MBIA Ins) (Call 10/1/01 @ 102),
        7.75%, due October 1, 2010                           500,000        573,750
Sarasota Cnty School Board Financing Corp Lease Rev
	(MBIA Ins) (Pre-refunded 7/1/00 @ 101),
        O.I.D.,
        7.25%, due July 1, 2010                              500,000        551,875
St. John's Cnty School Board Certificates of
        Participation (MBIA Ins),
        4.80%, due July 1, 2003                              500,000        503,750

ILLINOIS
Chicago GO (AMBAC Ins) Series B,
        5.125%, due January 1, 2022                        1,000,000        933,750
Lake Cnty Community Unit School Dist #60
        Waukegan (FSA Ins),
        6.10%, due December 1, 2001                          500,000        540,000

INDIANA
Indiana Bond Bank Special Program, Series 94 A-1
        (Call 8/1/04 @ 102),
        5.60%, due August 1, 2015                            500,000        481,250
LOUISIANA
St. Tammany Parish Hosp Service Dist #2 Rev
	(Slidell Memorial Hosp & Medical Center)
	(Connie Lee Ins) (Call 10/1/04 @ 102), O.I.D.,
        6.125%, due October 1, 2011                          500,000        519,375

MASSACHUSETTS
Massachusetts Health & Ed Fac Auth Rev
        (Winchester Hosp) Series C
	(Pre-refunded 7/1/01 @ 102), O.I.D.,
        7.55%, due July 1, 2011                              500,000        569,375
Massachusetts Health & Ed Fac Auth Rev
        (Winchester Hosp)
	(Connie Lee Ins) Series D
        (Call 7/1/04 @ 102), O.I.D.,
        5.75%, due July 1, 2014                              500,000        493,750
Massachusetts Housing Finance Agy Projects,
        Series A
	(Callable 4/1/03 @ 102),
        6.375%, due April 1, 2021                            975,000        987,187

MICHIGAN
Michigan Hosp Finance Auth Rev
        (Mercy Health Services) Series Q,
        5.375%, due August 15, 2026                          500,000        473,750
Milan Area Schools GO (Call 5/1/04 @ 101),
        O.I.D.,
        5.00%, due May 1, 2013                               500,000        476,875
Spring Lake Public Schools,
        4.875%, due May 1, 2009                              500,000        478,125

NEVADA
Clark Cnty School Dist GO (MBIA Ins)
        (Callable 3/1/01 @ 101),
        6.75%, due March 1, 2007                             500,000        541,875

NEW HAMPSHIRE
New Hampshire Higher Ed & Health Fac Auth Rev
        (AMBAC Ins),
        5.70%, due October 1, 2010                           500,000        509,375

NEW JERSEY
New Jersey Economic Dev Auth Public Schools Rev
	(Small Project Loan Program)
        (Call 8/15/03 @ 102),
        5.20%, due August 15, 2008                           250,000        252,188
New Jersey Turnpike Auth Rev,
        10.375%, due January 1, 2003                         200,000        236,000

NEW YORK
Battery Park City Auth Rev Ref, Series A
        (Call 11/1/03 @ 102), O.I.D.,
        5.00%, due November 1, 2004                         1,000,000       992,500
New York City Municipal Water Financing Auth Water
        & Sewer Sys Rev
	(FSA Ins) Series A
        (Call 6/15/01 @ 101),
        6.80%, due June 15, 2004                            1,000,000     1,095,000
New York Dormitory Auth Rev
        (State Univ Ed Fac) Series B
	(Call 5/15/04 @ 102), O.I.D.,
        6.10%, due May 15, 2008                             1,000,000     1,035,000
New York Environmental Fac Corp PCR
	(State Water-Revolving Fund)
        Series B (Call 9/15/02 @ 102),
        6.65%, due September 15, 2013                         500,000       548,750
New York Medical Care Fac Finance Agy Rev Ref
        (Mental Health Services)
	(FSA Ins) Series F (Call 2/15/04 @ 102),
        O.I.D.,
        4.90%, due February 15, 2006                        1,000,000       986,250

RHODE ISLAND
Rhode Island Depositors Economic Protection Corp
        Special Obligation
	(MBIA Ins) Series B, O.I.D.,
        5.80%, due August 1, 2009                             500,000       528,125
Rhode Island Depositors Economic Protection Corp
        Special Obligation
	(MBIA Ins) Series A
        (Pre-refunded 8/1/01 @ 102),
        7.50%, due August 1, 2014                             500,000       569,375
Rhode Island Industrial Fac Corp PCR (Inge Co)
	(SBA Gtd) (Call 3/3/97 @ 100),
        9.125%, due October 1, 2000                            75,000        75,944
TEXAS
Harris Cnty Toll Road Ref (FGIC Ins)
	(Call 8/15/04 @ 102;
        Optional Put 8/15/06 @ 100), O.I.D.,
        5.00%, due August 15, 2016                            500,000       463,750
Hays Consolidated Independent School Dist
        (PSF Gtd)
	(Call 9/1/06 @ 100), O.I.D.,
        4.50%, due September 1, 2010                          500,000       453,125
Houston Hotel Occupancy Tax Receipts Rev
        (FGIC Ins)
	Series A (Pre-refunded 7/1/01 @ 100),
        7.00%, due July 1, 2009                               500,000       550,000

TEXAS (Continued)
Lewisville Independent School Dist (PSF Gtd)
        (Call 8/15/07 @ 100),
        O.I.D., 5.50%, due August 15, 2017                    500,000       496,250
San Antonio Electric & Gas Rev
        (Call 2/1/02 @ 101), O.I.D.,
        5.75%, due February 1, 2011                           500,000       508,125
Texas Public Finance Auth Bldg Rev
        (AMBAC Ins) Series A
	(Call 2/1/05 @ 100),
        6.00%, due February 1, 2008                           500,000       526,875

UTAH
Intermountain Power Agy Supply Rev Ref,
	Series D (Call 7/1/97 @ 102),
        8.625%, due July 1, 2021                              500,000       522,070

VIRGINIA
Danville Industrial Dev Auth Hosp Rev
        (Danville Regional Medical
	Center) (FGIC Ins)
        (Call 10/1/04 @ 101), O.I.D.,
        6.375%, due October 1, 2014                           500,000       536,875
Fairfax Cnty Industrial Dev Auth Rev
        (Inova Health Sys),
        5.50%, due August 15, 2009                            500,000       507,500
Virginia State Univ Commonwealth Rev,
        5.75%, due May 1, 2021                                500,000       503,125

WASHINGTON
Washington GO, Series DD-13
        (Call 3/1/04 @ 100),
        5.875%, due March 1, 2014                             500,000       510,625
Washington Public Power Supply Sys Nuclear
        Project #2 Rev Ref,
	Series 94 A (Call 7/1/04 @ 102),
        5.375%, due July 1, 2011                              500,000       483,125

WISCONSIN
	Wisconsin Public Power Inc Sys Rev
        (MBIA Ins) (Call 7/1/06 @ 102),
                5.90%, due July 1, 2011                       500,000       513,125

TOTAL INVESTMENTS - 98.56%                                             $ 26,689,326

Other assets less liabilities - 1.44%                                       389,328


TOTAL NET ASSETS - 100.00%
	(equivalent to $8.91 per share;
        50,000,000 shares of $0.10 par value
	capital shares authorized;
        3,039,505 shares outstanding)                                  $ 27,078,654

See accompanying Notes to Financial Statements.


STATEMENT OF NET ASSETS
December 31, 1996 (unaudited)

PORTFOLIO S - SHORTER TERM

                                                         PRINCIPAL     MARKET
STATE/TERRITORY         DESCRIPTION                      AMOUNT        VALUE
ARIZONA
Chandler GO,
        6.90%, due July 1, 2005                          $  1,000,000  $  1,100,000
Lake Havasu City Municipal Property Corp Fac Rev
	(AMBAC Ins) Series A (Call 2/3/97 @ 101),
        6.30%, due June 1, 1999                               500,000       506,400

CALIFORNIA
Los Angeles Cnty Metropolitan Transportation Auth
	Sales Tax Rev Ref (MBIA Ins),
        5.50%, due July 1, 2006                               500,000       524,375

DIST OF COLUMBIA
Dist of Columbia GO, Series A,
        5.75%, due June 1, 2003                               500,000       501,875
Washington DC Metropolitan Area Transportation Auth
	Gross Rev Ref (FGIC Ins), O.I.D.,
        4.70%, due July 1, 2003                               500,000       498,125

GUAM
Guam Govt Limited Obligation Hwy
        (FSA Ins) Series A,
        5.75%, due May 1, 2001                                500,000       527,500
	Guam Power Auth Rev, Series A,
                5.00%, due October 1, 2002                    500,000       494,375

ILLINOIS
Illinois Finance Auth Industrial Dev Rev
	(Citizens Utility Co)
        (Mandatory Redemption 3/16/97 @ 100),
        7.10%, due August 1, 2025                             250,000       253,885
Illinois GO (Call 2/24/97 @ 102),
        5.90%, due December 1, 1998                           500,000       513,335
Illinois State Toll Hwy Auth Priority Rev Ref,
        Series A, O.I.D.,
        3.50%, due January 1, 2005                            500,000       450,625
INDIANA
Indianapolis Line of Credit Public Improvement
        Bond Bank, Series D,
        5.70%, due February 1, 2000                           250,000       259,688

MASSACHUSETTS
Massachusetts Health & Ed Fac Auth Rev
        (Winchester Hosp)
	(Connie Lee Ins) Series D,
        5.10%, due July 1, 2001                               500,000       508,125
Massachusetts Housing Finance Agy Projects
        (AMBAC Ins) Series A,
        5.35%, due April 1, 2003                              500,000       514,375

MASSACHUSETTS (Continued)
Massachusetts Municipal Wholesale Electric Co
	Power Supply Sys Rev, Series D,
        5.70%, due July 1, 2001                               500,000       516,250
Massachusetts Water Resources Auth, Series 90 A,
        7.00%, due April 1, 1999                              500,000       528,750

MICHIGAN
Michigan State Hosp Finance Auth Rev
        (Mercy Health Services) Series Q,
        5.00%, due August 15, 2006                            500,000       496,875

MINNESOTA
St. Cloud Hosp Fac Rev (AMBAC Ins) Series 96 A,
        4.00%, due July 1, 1998                               500,000       499,375

MISSOURI
Jackson Cnty Industrial Dev Auth Health
        Care Corp Rev
	(St. Joseph Health Center) (MBIA Ins),
        4.60%, due July 1, 2001                               500,000       500,000
Sikeston Electric Rev Ref (MBIA Ins),
        5.80%, due June 1, 2002                               500,000       530,625

NEVADA
Washoe Cnty Hosp Fac Rev Ref
        (Wahoe Medical Center Inc) Series A,
        5.25%, due June 1, 2001                               500,000       512,500

NEW JERSEY
New Jersey GO, Series C,
        6.50%, due January 15, 2004                           500,000       528,750
New Jersey Turnpike Auth Rev (AMBAC Ins)
        Series A,
        5.70%, due January 1, 2001                            500,000       523,750

NEW MEXICO
Albuquerque Hosp Rev Ref (MBIA Ins)
        Series A, O.I.D.,
        5.60%, due August 1, 1999                             500,000       515,000
Las Cruces School Dist (MBIA Ins),
        6.125%, due August 1, 2000                            500,000       528,125

NEW YORK
Battery Park City Auth Rev Ref,
        6.00%, due November 1, 2003                           500,000       531,250
New York Dormitory Auth Rev
        (Beth Israel Medical Center),
        5.35%, due November 1, 2005                           500,000       515,000
New York Medical Care Fac Finance Agy Rev Ref
	(Mental Health Services) Series F,
        6.00%, due August 15, 2002                            500,000       523,750
NEW YORK (Continued)
New York Medical Care Fac Finance Agy Rev
	(Surgical Hosp) (FHA Ins) Series A,
        5.40%, due August 15, 2004                            500,000       513,750
New York Thruway Auth Service Contract Rev
        (MBIA Ins),
        5.375%, due April 1, 2004                             500,000       521,250

NORTH CAROLINA
North Carolina Eastern Municipal Power
        Agy Sys Rev Ref, Series 93 B,
        5.375%, due January 1, 2001                           500,000       506,250

OHIO
Columbus City School Dist (FGIC Ins)
        (Pre-refunded 12/1/02 @ 102),
        6.65%, due December 1, 2012                           500,000       563,125
Ohio Special Obligation (AMBAC Ins) Series A,
        5.55%, due June 1, 2000                               500,000       521,875

PENNSYLVANIA
Pennsylvania State Univ GO, E.T.M.,
        6.75%, due July 1, 1999                               500,000       529,375

PUERTO RICO
Puerto Rico Commonwealth Hwy & Transportation
	Auth Rev Ref, Series V,
        6.10%, due July 1, 2001                               250,000       265,000
Puerto Rico Electric Power Auth Rev Ref,
        Series Q,
        5.30%, due July 1, 1998                               500,000       508,125

RHODE ISLAND
Rhode Island Depositors Economic Protection Corp
	Special Obligation (FSA Ins) Series A,
        5.60%, due August 1, 1998                             500,000       511,250

SOUTH CAROLINA
Horry Cnty School Dist Rev Ref (FSA Ins) Series B,
        4.70%, due April 1, 2002                              500,000       503,125

SOUTH DAKOTA
South Dakota Housing Dev Auth
	(Home Ownership Mortgage) Series C,
        4.70%, due May 1, 1999                                500,000       502,500

TENNESSEE
Tennessee Housing Dev Agy Mortgage Finance,
        Series A,
        4.95%, due July 1, 2000                               500,000       502,500

TEXAS
Houston GO Series C (Call 3/1/02 @ 100),
        5.90%, due March 1, 2003                              500,000       530,000
Round Rock GO (FGIC Ins) (Call 8/1/97 @ 100),
        6.40%, due August 1, 1998                             500,000       507,205
San Antonio Water Rev (AMBAC Ins)
	(Pre-refunded 5/1/00 @ 49.8), O.I.D.,
        0.00%, due May 1, 2010                               1,250,000      535,937

UTAH
Utah GO, 6.00%, due July 1, 2001                              500,000       535,625

VIRGINIA
Stafford Cnty Certificates of Participation
        (AMBAC Ins),
        4.15%, due November 1, 2000                           500,000       495,000

WASHINGTON
Washington Public Power Supply Sys Nuclear
	Project #2 Rev Ref (MBIA Ins) Series B,
        5.10%, due July 1, 2004                               500,000       503,750
Washington Public Power Supply Sys Nuclear
	Project #2 Rev Ref, Series B
        (Pre-refunded 7/1/00 @ 102),
        7.50%, due July 1, 2004                               300,000       335,250

WISCONSIN
Milwaukee Cnty GO, Series A,
        5.35%, due September 1, 2001                          500,000       516,250
Milwaukee Metropolitan Sewer Dist GO, Series A,
        7.00%, due September 1, 2000                          500,000       542,500

TOTAL INVESTMENTS - 99.94%                                             $ 24,352,325

Other assets less liabilities - 0.06%                                        14,634


TOTAL NET ASSETS - 100.00%
	(equivalent to $10.75 per share;
        50,000,000 shares of $0.10 par value
	capital shares authorized;
        2,267,036 shares outstanding)                                  $ 24,366,959

See accompanying Notes to Financial Statements.


STATEMENT OF NET ASSETS
December 31, 1996 (unaudited)

PORTFOLIO MM - MONEY MARKET

                                                         PRINCIPAL     MARKET
STATE   DESCRIPTION                                      AMOUNT        VALUE
ALABAMA
Columbia Industrial Dev Board Environmental
        Improvement Rev Ref
	(Alabama Power Co) Series 95 D, Fltg Rate,
        4.90%, due October 1, 2022                       $    100,000  $    100,000
ALASKA
Alaska Housing Finance Corp, Series C
        (SBPA: Swiss Bank Corp),
        Fltg Rate, 4.15%, due June 1, 2026                    300,000       300,000

ARIZONA
Maricopa Cnty (Arizona Public Service Co)
        Series B
	(LOC: Morgan Guaranty Trust Co),
        Fltg Rate, 4.95%, due May 1, 2029                     100,000       100,000
CALIFORNIA
California Rev Anticipation Notes,
        Series A,
        4.50%, due June 30, 1997                              200,000       200,618

COLORADO
Univ of Colorado Enterprise Sys Rev,
        Series 96 A
	(SBPA: Morgan Guaranty Trust Co),
        Fltg Rate, 4.00%, due June 1, 2020                    300,000       300,000

CONNECTICUT
Connecticut Special Assessment Unemployment
	Compensation Adv Fund Rev (FGIC Ins)
        Series C
	(SBPA: FGIC SPI) (Optional Put 7/1/97 @ 100),
        3.90%, due November 15, 2001                          300,000       300,000

FLORIDA
Dade Cnty Water & Sewer Sys Rev
        (FGIC Ins) (SBPA: Commerzbank),
        Fltg Rate, 4.00%, due October 5, 2022                 400,000       400,000
Florida Mun Power Agy, Series A
        (LOC: First Union),
        3.55%, due January 6, 1997                            200,000       200,000

GEORGIA
Burke Cnty Dev Auth PCR
        (Georgia Power Co) 5th Series,
        Fltg Rate, 4.95%, due July 1, 2024                    100,000       100,000
De Kalb Private Hosp Auth Rev Anticipation
        Certificates
	(Egleston Childrens Hosp)
        Series A (LOC: Trust Co Bank),
        Fltg Rate, 4.05%, due March 1, 2024                   300,000       300,000
Georgia Mun Gas Auth Rev, Series A
        (LOC: Morgan Guaranty Trust Co;
	Credit Suisse Bank; ABN Amro),
        Fltg Rate, 4.00%, due November 1, 2006                200,000       200,000

HAWAII
Hawaii GO, Series CE,
        4.20%, due June 1, 1997                               115,000       115,092
Hawaii Dept of Budget & Finance Special
        Purpose Mortgage Rev
	(Kaiser Permanente) Series 84 B
        (Optional Put 3/3/97 @ 100),
        3.65%, due March 1, 2014                              200,000       200,000

KANSAS
Kansas Dept of Transportation Hwy Rev,
        Series 94 B,
        Fltg Rate, 3.95%, due September 1, 2014               400,000       400,000

LOUISIANA
Louisiana Offshore Terminal Auth Deepwater
        Port Rev Ref
	(Loop) (SBPA: Union Bank of Switzerland),
        Fltg Rate, 5.00%, due September 1, 2006               400,000       400,000

MASSACHUSETTS
Massachusetts Bay Transportation Auth General
        Transportation Sys,
	Series 84 A (LOC: State Street Bank)
        (Optional Put 3/1/97 @ 100),
        3.625%, due March 1, 2024                             200,000       200,000

MINNESOTA
Rochester Health Care Fac Rev
        (Mayo Foundation/Mayo Medical Center)
	Series E (SBPA: Credit Suisse Bank)
	(Mandatory Redemption 2/6/97 @ 100),
        3.60%, due November 15, 2016                          160,000       160,000
Rochester Health Care Fac Rev
        (Mayo Foundation/ Mayo Medical Center)
	Series 92 A (Mandatory Redemption
        1/13/97 @ 100),
        3.45%, due November 15, 2018                          300,000       300,000
Univ of Minnesota Rev (Full Faith & Credit)
        Series 85 H
	(Line: First Bank Minnesota)
        (Mandatory Redemption 1/31/97 @ 100),
        3.45%, due October 1, 2013                            300,000       300,000
Univ of Minnesota Rev (Full Faith & Credit) Series G
	(Optional Put 2/1/97 @ 100),
        3.75%, due October 1, 2007                            200,000       200,000

MISSOURI
Missouri Health & Ed Auth Rev (Washington Univ),
        Fltg Rate, 4.95%, due September 1, 2030               100,000       100,000

NEVADA
Clark Cnty Airport Improvement Rev, Series A-1
	(LOC: Toronto-Dominion Bank),
        Fltg Rate, 4.00%, due July 1, 2025                    400,000       400,000

NEW MEXICO
Albuquerque Airport Rev Ref (AMBAC Ins)
	(SBPA: Canadian Imperial Bank of
        Commerce) Series 95,
        Fltg Rate, 4.00%, due July 1, 2014                    300,000       300,000

NEW YORK
New York City Mun Water Finance Auth Water &
        Sewer Sys Rev
	(FGIC Ins) Series 94 G,
        Fltg Rate, 5.00%, due June 15, 2024                   100,000       100,000
Port Auth of New York & New Jersey Special
        Obligation Rev
	(SBPA: Morgan Guaranty Trust Co),
        Fltg Rate, 4.85%, due June 1, 2020                    100,000       100,000

NORTH CAROLINA
Raleigh-Durham Airport (American Airlines)
        Series A-1
	(LOC: Royal Bank of Canada),
        Fltg Rate, 4.95%, due November 1, 2015                300,000       300,000
Winston-Salem Water & Sewer Sys Rev
        (SBPA: Wachovia Bank NC),
         Fltg Rate, 4.00%, due June 1, 2014                   200,000       200,000

PENNSYLVANIA
Pennsylvania Higher Ed Fac Auth Health
        Services Rev
	(Univ of Pennsylvania) Series B,
        Fltg Rate, 4.00%, due January 1, 2024                 200,000       200,000

SOUTH CAROLINA
South Carolina Public Service Auth
        (Line: NationsBank NC),
        3.40%, due January 22, 1997                           300,000       300,000

TENNESSEE
Metropolitan Govt Nashville & Davidson
        Cnty Health & Ed Fac Board Rev
	(Vanderbilt Univ) Series 85 A
        (Optional Put 1/15/97 @ 100),
        3.50%, due January 15, 2013                           200,000       200,000

TEXAS
Lower Colorado River Auth Rev Ref
        (MBIA Ins) (LOC: Bayre Riche),
        Fltg Rate, 4.00%, due January 1, 2013                 200,000       200,000
Lower Neches Valley Auth Industrial Dev
        Corp PCR (Mobil Corp),
        Fltg Rate, 4.15%, due February 1, 2004                300,000       300,000
North Central Health Fac Dev Corp Rev
        (Presbyterian Medical Center)
	(MBIA Ins)
        Series C (SBPA: NationsBank NC),
        Fltg Rate, 4.95%, due December 1, 2015                200,000       200,000
North Central Health Fac Dev Corp Rev
        (Presbyterian Medical Center)
	(MBIA Ins) Series D (SBPA: NationsBank NC),
        Fltg Rate, 4.95%, due December 1, 2015                200,000       200,000

TEXAS (Continued)
Texas Tax & Rev Anticipation Notes,
        4.75%, due August 29, 1997                            140,000       140,727
Univ of Texas, Series A,
        3.40%, due February 13, 1997                          200,000       200,000

UTAH
Intermountain Power Agy Supply Rev,
        Series 85 E
	(LOC: Swiss Bank Corp)
        (Optional Put 3/17/97 @ 100),
        3.75%, due July 1, 2014                              300,000       300,000

VIRGINIA
Virginia GO Bond Anticipation Notes, Series 95,
        3.65%, due January 7, 1997                           220,000       220,000
Virginia Public Bldg Auth Rev Ref, Series A,
        5.10%, due August 1, 1997                            100,000       100,797

WASHINGTON
Seattle Municipal Light & Power Rev
        (SBPA: Morgan Guaranty Trust Co),
        Fltg Rate, 4.15%, due November 1, 2018               200,000       200,000
Washington GO, Series 96 B
        (LOC: Landesbank Hessen),
        Fltg Rate, 4.00%, due June 1, 2020                   400,000        400,000
Washington Public Power Supply Sys Nuclear
        Project #1 Rev Ref,
	Series 1A-1 (LOC: Bank of America),
        Fltg Rate, 4.10%, due July 1, 2017                   100,000        100,000

WISCONSIN
Sheboygan PCR (Wisconsin Power & Light Co),
        Fltg Rate, 4.60%, due August 1, 2014                 300,000        300,000
	Wisconsin GO,
                5.10%, due May 1, 1997                       135,000        135,480

TOTAL INVESTMENTS - 96.19%                                             $  9,972,714
Other assets less liabilities - 3.81%                                       395,512


TOTAL NET ASSETS - 100.00%
	(equivalent to $1.00 per share;
        100,000,000 shares of $0.10 par value
	capital shares authorized;
        10,362,204 shares outstanding)                                $  10,368,226

See accompanying Notes to Financial Statements.


STATEMENT OF ASSETS
AND LIABILITIES
December 31, 1996 (unaudited)

                                                       PORTFOLIO L      PORTFOLIO S     PORTFOLIO MM
ASSETS:
  Investment securities, at market value
    (identified cost of $25,749,893,
    $23,918,338 and $9,972,714, respectively)          $ 26,689,326     $ 24,352,325   $  9,972,714
  Cash                                                       -                -             334,277
  Interest receivable                                       516,573          440,524         60,167
  Other assets                                                2,143            2,140          1,068
    Total assets                                         27,208,042       24,794,989     10,368,226

LIABILITIES AND NET ASSETS:
  Cash overdraft                                            129,290          427,290           -
  Payable to shareholders                                        98              740           -
    Total liabilities                                       129,388          428,030           -
NET ASSETS                                             $ 27,078,654     $ 24,366,959   $ 10,368,226


NET ASSETS CONSIST OF:
  Capital (capital stock and paid-in capital)          $ 26,082,015     $ 23,978,891   $ 10,363,611
  Accumulated undistributed net realized gain
    (loss) on investments                                    57,206         (45,919)          4,615
  Net unrealized appreciation in value of investments       939,433          433,987           -
NET ASSETS APPLICABLE TO OUTSTANDING SHARES            $ 27,078,654     $ 24,366,959   $ 10,368,226


Capital shares, $0.10 par value
  Authorized                                             50,000,000       50,000,000    100,000,000
  Outstanding                                             3,039,505        2,267,036     10,362,204

NET ASSET VALUE PER SHARE                                   $  8.91          $ 10.75         $ 1.00

See accompanying Notes to Financial Statements.


STATEMENT OF OPERATIONS
Six Months Ended December 31, 1996 (unaudited)

                                                       PORTFOLIO L      PORTFOLIO S     PORTFOLIO MM
INVESTMENT INCOME:

  Income:
    Interest                                           $    772,923     $    630,779    $    171,793
  Expenses:
    Management fees (Note 3)                                129,641          117,966          24,505
    Registration fees and other expenses                      7,969            7,277           2,781
                                                            137,610          125,243          27,286
      Net investment income                                 635,313          505,536         144,507

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (Note 1):

    Realized gain from investment transactions
      (excluding repurchase agreements):
      Proceeds from sales of investments                  4,534,280        5,423,781      14,335,000
      Cost of investments sold                            4,493,788        5,382,035      14,335,000
        Net realized gain from investment transactions       40,492           41,746          -
      Unrealized appreciation on investments:
          Beginning of period                               405,971          234,298          -
          End of period                                     939,433          433,987          -
            Increase in net unrealized appreciation on
              investments                                   533,462          199,689          -
            Net gain on investments                         573,954          241,435          -
            Increase in net assets resulting
              from operations                          $  1,209,267     $    746,971    $   144,507

See accompanying Notes to Financial Statements.


STATEMENTS OF CHANGES
IN NET ASSETS
Six Months Ended December 31, 1996 (unaudited) and Year Ended June 30, 1996

<CATPION>
                                                       PORTFOLIO L      PORTFOLIO S     PORTFOLIO MM
</CATPION>
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                                $  1,322,894     $  1,122,322    $    355,654
  Net realized gain from investment transactions            612,594          153,464            -
  Decrease in net unrealized appreciation on
    investments                                           (352,146)         (98,316)            -
    Net increase in net assets resulting from
      operations                                          1,583,342        1,177,470         355,654
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                 (1,322,894)      (1,122,322)      (355,654)
  Net realized gain from investment transactions             -             (66,705 )           -
    Total distributions to shareholders                 (1,322,894)      (1,189,027)      (355,654)
DECREASE FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold, 1,160,619 (L),
  100,122 (S),  7,559,563(MM)                            10,320,589        1,082,966     17,563,829
Net asset value of shares issued for reinvestment
  of distributions, 86,053(L),
    66,672(S), 285,903(MM)                                  761,701          720,344        285,903
                                                         11,082,290        1,803,310     17,849,732
  Cost of shares redeemed, 1,399,237(L),
    450,798(S), 25,532,521(MM)                         (12,432,297)      (4,882,896)   (25,536,768)
                Net decrease from capital
                  share transactions                    (1,350,007)      (3,079,586)    (7,687,036)
                        Total decrease in net assets    (1,089,559)      (3,091,143)    (7,687,036)
NET ASSETS - June 30, 1995                               28,055,980       28,359,640     15,718,293
NET ASSETS - June 30, 1996                             $ 26,966,421    $  25,268,497   $  8,031,257

INCREASE IN NET ASSETS FROM OPERATIONS:
        Net investment income                          $    635,313    $     505,536    $   144,507
        Net realized gain from investment transactions       40,492           41,746           -
	Increase in net unrealized appreciation on
          investments                                       533,462          199,689           -
		Net increase in net assets resulting
                  from operations                         1,209,267          746,971        144,507
DISTRIBUTIONS TO SHAREHOLDERS FROM:
        Net investment income                             (635,313)        (505,536)      (144,507)
        Net realized gain from investment transactions     (60,533)        (112,777)          -
                Total distributions to shareholders       (695,846)        (618,313)      (144,507)
INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS:
	Proceeds from shares sold, 43,274(L),
         17,116(S), 8,782,106(MM)                          382,344           183,925      8,782,116
	Net asset value of shares issued for
          reinvestment of distributions, 46,601(L),
          35,121(S), 116,873(MM)                           413,437           377,552        116,873
                                                           795,781           561,477      8,898,989
        Cost of shares redeemed, 135,238(L),
          148,438(S), 6,562,020(MM)                    (1,196,969)       (1,591,673)    (6,562,020)
                Net increase (decrease) from capital
                 share transactions                      (401,188)       (1,030,196)      2,336,969
                        Total increase (decrease)
                          in net assets                    112,233         (901,538)      2,336,969
NET ASSETS - June 30, 1996                              26,966,421        25,268,497      8,031,257
NET ASSETS - December 31, 1996                        $ 27,078,654      $ 24,366,959   $ 10,368,226

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES:

The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. Its shares are currently issued in three series with each series, in effect, representing a separate Fund. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Investments - Securities held in the short-term and long-term portfolios are valued at the market value on the last business day of the period as determined by an independent pricing service. Short-term notes and the money market portfolio are valued at amortized cost which approximates market value. Investment transactions are recorded on the trade date. Investment income and dividends to shareholders are recorded daily and dividends are distributed monthly. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis.

Federal and State Taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal or state tax is required.

2. PURCHASES AND SALES OF SECURITIES:

The aggregate amounts of security transactions during the period ended December 31, 1996 (excluding repurchase agreements), were as follows:

Portfolio L
	Purchases 		$	3,959,900
        Proceeds from sales             4,534,280

Portfolio S
	Purchases		$	4,412,081
        Proceeds from sales             5,423,781

Portfolio MM
	Purchases		$	13,793,173
        Proceeds from sales             14,335,000

3. MANAGEMENT FEES:
Management fees, which include all normal expenses of the Fund other than taxes, fees and other charges of governmental agencies for qualifying the Fund's shares for sale, special legal fees, interest and brokerage commissions, are paid to Jones & Babson, Inc., an affiliated company. These fees are based on average daily net assets of the portfolios at the annual rate of .95 of one percent of net assets of Portfolio L and Portfolio S and
 .50 of one percent of net assets of Portfolio MM. Certain officers and/or directors of the Fund are also officers and/or directors of Jones & Babson, Inc.


This report has been prepared for the information of the Shareholders of D.L. Babson Tax-Free Income Fund, Inc., and is not to be construed as an offering of the shares of the Fund. Shares of this Fund and of the other Babson Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.